Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Additional obligation	$ 15,302	$ 2,322
Predecessor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at the beginning of the year		6,175	6,175	5,868
Additional obligation			4,518	37
Accretion expense			309	270
Balance at the end of the year			$ 11,002	$ 6,175